Lease - Summary of Liquidity Classification of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Current lease liabilities	₩ 614,037	₩ 583,558
Non-current lease liabilities	3,549,106	3,826,945
Total lease liabilities	₩ 4,163,143	₩ 4,410,503	₩ 4,621,096